As filed with the Securities and Exchange Commission
                                on March 7, 2000
                      Registration No. 333-40265; 811-08481

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                         Post-Effective Amendment No. 4                     [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                                 Amendment No. 5                            [X]

                        (Check appropriate box or boxes)

                             -----------------------
                              NATIONS ANNUITY TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:

  Robert M. Kurucza, Esq.                     Carl Frischling, Esq.
  Marco E. Adelfio, Esq.                      Kramer, Levin, Naftalis  & Frankel
  Morrison & Foerster LLP                     919 3rd Avenue
  2000 Pennsylvania Ave., N.W.                New York, New York 10022
  Suite 5500
  Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[X]   Immediately upon filing pursuant to Rule 485(b); or       |_|     on (date) pursuant to Rule 485(b), or

|_|   60 days after filing pursuant to Rule 485(a), or          |_|     on (date) pursuant to Rule 485(a)(1)

|_|   75 days after filing pursuant to paragraph (a)(2)         |_|     on (date) pursuant to paragraph (a)(2) of
Rule 485

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 4 to the Registration Statement of Nations Annuity Trust (the "Trust") is being filed for the purpose of filing all of the Trust's corporate documents and agreements. The prospectuses and Statement of Additional Information for the Trust is hereby incorporated by reference Post-Effective Amendment No. 3, filed on February 15, 2000.

                              NATIONS ANNUITY TRUST
                              CROSS REFERENCE SHEET

Part A
Item No.                                                               Prospectus
--------                                                               -----------
  1.    Front and Back Cover Pages................................     Front and Back Cover Pages

  2.    Risk/Return Summary: Investments, Risks,
       and Performance ...........................................     About this Prospectus

  3.    Risk/Return Summary: Fee Table............................     Not Applicable

  4.    Investment Objectives, Principal Investment
       Strategies, and Related Risks..............................     About the Equity Portfolios; About
                                                                       the Managed Index Portfolios; About
                                                                       the Balanced Portfolio; Other
                                                                       Important Information

  5.   Management's Discussion of Fund Performance................     Not Applicable

  6.  Management, Organization, and
      Capital Structure...........................................     How the Portfolios are Managed;
                                                                       About Your Investment: Information
                                                                       for Investors

  7.  Shareholder Information ....................................     About Your Investment: Information
                                                                       for Investors

  8.  Distribution Arrangements ..................................     About Your Investment: Information
                                                                       for Investors

  9.  Financial Highlights Information ...........................     About Your Investment: Financial
                                                                       Highlights



Part B
Item No.
---------
10.   Cover Page and Table of Contents............................     Cover Page and Table of Contents

11.   Fund History................................................     Introduction

12.   Description of the Fund and
      Its Investments and Risks...................................     Additional Information on Portfolio
                                                                       Investments

13.   Management of the Fund......................................     Trustees And Officers; Investment
                                                                       Advisory, Administration, Custody Transfer
                                                                       Agency, Shareholder Servicing and
                                                                       Distribution Agreements

14.   Control Persons and Principal
      Holders of Securities.......................................     Not Applicable

15.   Investment Advisory and Other Services......................     Investment Advisory,
                                                                       Administration, Custody, Transfer Agency,
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements

16.   Brokerage Allocation and Other Practices....................     Portfolio Transactions and
                                                                       Brokerage--General Brokerage Policy

17.   Capital Stock and Other
      Securities .................................................     Description Of Shares;
                                                                       Investment Advisory, Administration,
                                                                       Custody, Transfer Custody, Transfer
                                                                       Agency, Shareholder Servicing And
                                                                       Distribution Agreements

18.    Purchase, Redemption and Pricing
       of Shares..................................................     Net Asset Value -- Purchases
                                                                       And Redemptions;
      Distributor

19.   Taxation of the Fund........................................     Additional Information Concerning
                                                                       Taxes

20.   Underwriters................................................     Investment Advisory,
                                                                       Administration Custody, Transfer Agency
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements; Distributor

21.   Calculation of Performance Data.............................     Additional Information on
                                                                       Performance


22.   Financial Statements........................................     Independent Accountant and
                                                                       Reports

Part C
Item No.                                Other Information
--------                                -------------------
                                        Information required to be included in
                                        Part C is set forth under the
                                        appropriate Item, so numbered, in Part C of this Document

                              NATIONS ANNUITY TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.          Exhibits

              All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 33-40265; 811-08481)

---------------------- -------------------------------------------------------------------------------------
Exhibit Letter           Description
---------------------- -------------------------------------------------------------------------------------
(a)                    Articles of Incorporation:
(a)(1)                 Amended and Restated Declaration of Trust dated February 5, 1998, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(b)                    Bylaws:
(b)(1)                 Amended and Restated Bylaws dated February 5, 1998, last
                       amended November 17, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(c)                    Instruments Defining Rights of Securities Holders:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(d)                    Investment Advisory Contracts:
(d)(1)                 Investment Advisory Agreement between Banc of America Advisors, Inc. (formerly
                       NationsBanc Advisors, Inc.) ("BAAI") and Nations Annuity Trust ("Registrant")
                       dated February 25, 1998, Schedule I dated May 21, 1999, filed herewith.
(d)(2)                 Sub-Advisory Agreement among BAAI, Banc of America Capital Management, Inc.
                       (formerly TradeStreet Investment Associates, Inc.) ("BACAP") and the Registrant
                       dated February 25, 1998, filed herewith.
---------------------- -------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------
Exhibit Letter           Description
---------------------- -------------------------------------------------------------------------------------
(d)(3)                 Sub-Advisory Agreement among BAAI, Marsico Capital Management, Inc. ("Marsico") and the Registrant dated February 8, 1999, filed herewith.
(d)(4)                 Sub-Advisory Agreement among BAAI, Gartmore Global
                       Partners ("Gartmore") and the Registrant dated February
                       25, 1998, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(e)                    Underwriting Contract:
(e)(1)                 Distribution Agreement between the Registrant and Stephens Inc. ("Stephens") dated
                       February 25, 1998, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(f)                    Bonus or Profit Sharing Contracts:
                       Deferred Compensation Plan dated August 6, 1997, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(g)                    Custodian Agreements:
(g)(1)                 Custody Agreement between the Registrant and The Bank of
                       New York ("BNY") dated October 19, 1998, filed herewith.
(g)(2)                 Amendment to the Custody Agreement dated September 1, 1999, filed herewith.
(g)(3)                 Amendment to the Custody Agreement dated February 14, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(h)                    Other Material Contracts:
(h)(1)                 Co-Administration Agreement among the Registrant, Stephens and BAAI dated
                       December 1, 1998, filed herewith.
(h)(2)                 Sub-Administration Agreement among the Registrant, BNY
                       and BAAI dated December 1, 1998, filed herewith.
(h)(3)                 Transfer Agency and Services Agreement between PFPC Inc. (formerly First Data
                       Investor Services Group, Inc.) ("PFPC") and the Nations Funds family dated June 1,
                       1995, Schedule G dated February 14, 2000, filed herewith.
(h)(4)                 Adoption Agreement and Amendment to Transfer Agency and
                       Service Agreement dated February 25, 1998, filed
                       herewith.
---------------------- -------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------
Exhibit Letter           Description
---------------------- -------------------------------------------------------------------------------------
(h)(5)                 Amendment to Transfer Agency and Services Agreement dated December 1, 1999, filed herewith.
(h)(6)                 Participation Agreement with Hartford Life Insurance
                       Company dated March 13, 1998, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(i)                    Legal Opinion

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(j)                    Other Opinions

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(k)                    Omitted Financial Statements

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(l)                    Initial Capital Agreements:

                       Investment Letter, incorporated by reference to Pre-Effective Amendment No. 1, filed February 20, 1998.
---------------------- -------------------------------------------------------------------------------------
(m)                    Rule 12b-1 Plan:
(m)(1)                 Shareholder Servicing and Distribution Plan, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(n)                    Financial Data Schedule:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(o)                    Rule 18f-3 Plan:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(p)                    Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max Walker,
                       Thomas S. Word, Jr., William H. Grigg, James Ermer, Thomas F. Keller,
                       Carl E. Mundy, Jr., James B. Sommers, Cornelius J. Pings and William P. Carmichael,
                       filed herewith.
---------------------- -------------------------------------------------------------------------------------

ITEM 24.          Persons Controlled by of Under Common Control with the Fund

              No person is controlled by or under common control with the Registrant.

ITEM 25.          Indemnification

              Article V, Section 5.3 of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agent is provided for, respectively, in the Registrant's:

          1.   Co-Administration Agreement with Stephens and BAAI.;

          2.   Sub-Administration Agreement with BNY and BAAI;

          3.   Distribution Agreement with Stephens;

          4.   Custody Agreement with BNY; and

          5.   Transfer Agency and Services Agreement with PFPC.

              Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in such case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

              The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under Securities Act of 1933, as amended (the "1933 Act") and Release No. 11330 under the Investment Company Act of 1940, as amended (the "1940 Act"), in connection with any indemnification.

              Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.          Business and Other Connections of the Investment Adviser

         To the knowledge of the Registrant, none of the directors or officers of BAAI, the adviser to the Registrant's portfolios, or BACAP, Marsico or Gartmore, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BAAI, BACAP, Marsico or Gartmore, respectively, or other subsidiaries of Bank of America Corporation.

         (a) BAAI performs investment advisory services for the Registrant and certain other customers. BAAI is a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BAAI with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (file no. 801-49874).

         (b) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

         (c) Marsico performs investment sub-advisory services for the Registrant and certain other customers. Marsico Management Holdings, LLC, a wholly-owned subsidiary of Bank of America, owns 50% of the equity of Marsico Capital. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Marsico with the SEC pursuant to the Advisers Act (file no. 801-54914).

         (d) Gartmore performs investment sub-advisory services for the Registrant and certain other customers. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly-owned subsidiary of Bank of America, and Gartmore U.S. Limited, an indirect, wholly-owned subsidiary of Gartmore Investment Management plc, a UK Company which is the holding company for a leading

UK based international fund management group of companies. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Gartmore with the SEC pursuant to the Advisers Act (file no. 801-48811).


ITEM 27.          Principal Underwriters

         (a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations LifeGoal Funds, Inc., Nations Funds Trust, Wells Fargo Trust, Wells Fargo Variable Trust, and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Wells Fargo Core Trust, Nations Master Investment Trust, and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens with the SEC pursuant to the 1940 Act (file No. 501-15510).

         (c)      Not applicable.

ITEM 28.          Location of Accounts and Records

         (1) BAAI, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).

         (2) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

         (3) Gartmore, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

         (4) Marsico, 1200 17th Street, Suite 1300, Denver, CO 80202 (records relating to its function as investment sub-adviser).

         (5) Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).

         (6) PFPC 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

         (7) BNY, 100 Church Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator)

ITEM 29.          Management Services

         Not Applicable

ITEM 30.          Undertakings

         Not Applicable

                                   SIGNATURES
                                   ----------
      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 6th day of March, 2000.

                               NATIONS ANNUITY TRUST


                               By:                  *
                                   -------------------------------------------
                                          A. Max Walker
                                          President and Chairman of the Board
                                           of Directors

                               By:   /s/ Richard H. Blank, Jr.
                                   -------------------------------------------
                                          Richard H. Blank, Jr.
                                          *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                                 DATE
          ----------                                    -----                                 ----

            *                                 President and Chairman                    March 6 , 2000
--------------------------------              of the Board of Trustees
(A. Max Walker)                            (Principal Executive Officer)


 /s/ Richard H. Blank, Jr.                     Treasurer and Secretary                   March 6 , 2000
---------------------------------  (Principal Financial and Accounting Officer)
(Richard H. Blank, Jr.)

            *                                          Trustee                           March 6 , 2000
---------------------------------
(Edmund L. Benson, III)

            *                                          Trustee                           March 6 , 2000
---------------------------------
(James Ermer)

            *                                          Trustee                           March 6 , 2000
---------------------------------
(William H. Grigg)

            *                                          Trustee                           March 6 , 2000
---------------------------------
(Thomas F. Keller)

            *                                          Trustee                           March 6 , 2000
---------------------------------
(Carl E. Mundy, Jr.)

            *                                          Trustee                           March 6 , 2000
---------------------------------
(Cornelius J. Pings)

            *                                          Trustee                           March 6 , 2000
---------------------------------
(Charles B. Walker)

            *                                          Trustee                           March 6 , 2000
---------------------------------
(Thomas S. Word)

            *                                          Trustee                           March 6 , 2000
---------------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
---------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                               Nations Annuity Trust
                                  Exhibit Index

Exhibit No.       Description
-----------       -----------
EX-99.A1          Declaration of Trust
EX-99.B1          By-Laws
EX-99.D1          Investment Advisory Agreement
EX-99.D2          Sub-Advisory Agreement - TradeStreet
EX-99.D3          Sub-Advisory Agreement - Marsico Capital
EX-99.D4          Sub-Advisory Agreement - Gartmore Global Partners
EX-99.E1          Distribution Agreement
EX-99.F1          Form of Nations Funds Deferred Compensation Plan
EX-99.G1          Custody Agreement
EX-99.G2          Amendment to the Custody Agreement
EX-99.G3          Amendment  No. 2 to the Custody Agreement
EX-99.H1          Co-Administration Agreement
EX-99.H2          Sub-Administration Agreement
EX-99.H3          Transfer Agency Agreement
EX-99.H4          Adoption Agreement
EX-99.H5          Amendment to Transfer Agency Agreement
EX-99.H6          Participation Agreement
EX-99.M1          Shareholder Servicing and Distribution Plan
EX-99.P           Powers of Attorney